SEGMENT REPORTING (Details 4) (USD $) In Billions, unless otherwise specified	12 Months Ended
Oct. 27, 2013 segment
Revenues from major customer
Number of reportable business segments	5
Revenues | Customer concentration | Wal-Mart Stores
Revenues from major customer
Gross sales, less returns and allowances	$ 1.33
Concentration risk (as a percent)	13.90%